FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	$ 290	$ 0
Total liabilities measured at fair value	0	0
Level 1 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	290	0
Level 1 | Foreign currency derivative contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	0
Total liabilities measured at fair value	0
Level 1 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	0
Level 1 | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	85,521	602
Total liabilities measured at fair value	(1,577)	0
Level 2 | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	0
Level 2 | Foreign currency derivative contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	0	602
Total liabilities measured at fair value	(1,577)	0
Level 2 | U.S. Treasuries
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	68,106	0
Level 2 | U.S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	$ 17,415	$ 0